Supplementary Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 06, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Supplementary Financial Data
Reverse stock split	0.25
Unaudited quarterly financial information
Total revenue		$ 4,270	$ 26,427	$ 15,012	$ 3,985	$ 3,905	$ 4,040	$ 3,324	$ 4,192	$ 57,534	$ 12,925	$ 6,260	$ 45,710	$ 11,269	$ 15,254	$ 80,911
Total costs and expenses		(11,154)	(12,276)	(11,876)	(12,179)	(10,763)	(10,944)	(10,257)	(9,736)	(9,680)	(11,497)	(11,442)	(35,306)	(31,964)	(44,143)	(42,355)
(Loss) income from operations		(6,884)	14,151	3,136	(8,194)	(6,858)	(6,904)	(6,933)	(5,544)	47,854	1,428	(5,182)	10,404	(20,695)	(28,889)	38,556
Net income (loss)		$ (18,513)	$ 13,078	$ 1,647	$ (10,379)	$ (7,215)	$ (7,400)	$ (7,588)	$ (6,452)	$ 47,486	$ 958	$ (5,725)	$ (3,788)	$ (22,203)
Basic net income (loss) per share (in dollars per share)		$ (5.62)	$ 0.30	$ (0.24)	$ (7.10)	$ (5.82)	$ (5.93)	$ (1.50)	$ (5.03)	$ 2.33	$ (1.93)	$ (4.88)			$ (24.84)	$ 0.80
Diluted net income (loss) per share (in dollars per share)		$ (5.62)	$ 0.28	$ (0.24)	$ (7.10)	$ (5.82)	$ (5.93)	$ (1.50)	$ (5.03)	$ 2.30	$ (1.93)	$ (4.88)			$ (24.84)	$ 0.78